Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (39.3%)

	Airlines (0.5%)
30,539	Air Canada Pass Through Trust Series 2013-1, Class B* 5.375%, 11/15/22	$27,443
313,332	Air Canada Pass Through Trust Series 2015-2, Class B* 5.000%, 06/15/25	259,225
1,250,000	Alaska Airlines Pass Through Trust Series 2020-1, Class A*µ 4.800%, 02/15/29	1,297,031
952,000	Alaska Airlines Pass Through Trust Series 2020-1, Class B*µ 8.000%, 02/15/27	984,692
410,437	Continental Airlines Pass Through Trust Series 2010-1, Class Aµ 4.750%, 07/12/22	398,370
462,067	UAL Pass Through Trust Series 2007-1 6.636%, 01/02/24	406,494
1,135,614	United Airlines Pass Through Trust Series 2014-2, Class B 4.625%, 03/03/24	1,017,856
644,000	United Airlines Pass Through Trust Series 2019-2, Class Bµ 3.500%, 11/01/29	451,824

		4,842,935

	Communication Services (6.0%)
1,760,000	Altice France, SA*^ 7.375%, 05/01/26	1,878,096
1,350,000	Arrow Bidco, LLC* 9.500%, 03/15/24	1,067,789
1,075,000	Ashtead Capital, Inc.*^ 4.000%, 05/01/28	1,121,585
765,000	Brink’s Company* 5.500%, 07/15/25	814,538
	CenturyLink, Inc.*^
1,240,000	4.000%, 02/15/27	1,298,485
500,000	5.125%, 12/15/26	525,230
1,885,000	Cincinnati Bell, Inc.*^ 8.000%, 10/15/25	2,000,862
	CSC Holdings, LLC*
3,385,000	5.500%, 04/15/27^	3,635,151
2,300,000	5.750%, 01/15/30^	2,555,794
1,605,000	5.500%, 05/15/26	1,683,051
2,059,000	Cumulus Media New Holdings, Inc.*^ 6.750%, 07/01/26	1,872,815
810,000	Diamond Sports Group, LLC / Diamond Sports Finance Company* 5.375%, 08/15/26	622,299
6,169,000	Embarq Corp.^ 7.995%, 06/01/36	7,310,203
	Entercom Media Corp.*^
1,510,000	6.500%, 05/01/27	1,359,498
902,000	7.250%, 11/01/24	755,637
	Frontier Communications Corp.@
2,564,000	7.625%, 04/15/24	839,748
1,645,000	11.000%, 09/15/25	584,436
1,350,000	10.500%, 09/15/22	464,616
810,000	8.500%, 04/01/26*	799,425

PRINCIPAL AMOUNT		VALUE
520,000	8.000%, 04/01/27*	$537,423
270,000	Go Daddy Operating Company, LLC / GD Finance Company, Inc.* 5.250%, 12/01/27	288,324
	Hughes Satellite Systems Corp.^
693,000	6.625%, 08/01/26	772,910
290,000	5.250%, 08/01/26	318,839
450,000	iHeartCommunications, Inc.^ 8.375%, 05/01/27	447,750
	Intelsat Jackson Holdings, SA@
1,870,000	9.750%, 07/15/25*	1,248,356
1,060,000	8.000%, 02/15/24*	1,083,532
510,000	5.500%, 08/01/23	319,880
900,000	LCPR Senior Secured Financing DAC*^ 6.750%, 10/15/27	971,019
	Netflix, Inc.^
835,000	4.875%, 06/15/30*	983,572
525,000	4.875%, 04/15/28	611,200
1,900,000	Scripps Escrow, Inc.*^ 5.875%, 07/15/27	1,908,977
	Sirius XM Radio, Inc.*^
1,350,000	5.500%, 07/01/29	1,505,270
1,350,000	4.625%, 07/15/24	1,422,495
	Sprint Corp.
3,625,000	7.875%, 09/15/23	4,213,301
1,915,000	7.125%, 06/15/24	2,238,405
1,355,000	7.625%, 03/01/26^	1,697,110
805,000	Telecom Italia Capital, SA 6.000%, 09/30/34	977,137
	Telesat Canada / Telesat, LLC*^
878,000	4.875%, 06/01/27	896,447
525,000	6.500%, 10/15/27	540,908
2,265,000	United States Cellular Corp. 6.700%, 12/15/33	2,834,421
	Windstream Services, LLC / Windstream Finance Corp.@
427,000	7.750%, 10/01/21	8,324
179,000	10.500%, 06/30/24*	8,889

		57,023,747

	Consumer Discretionary (6.9%)
515,000	American Axle & Manufacturing, Inc.^ 6.875%, 07/01/28	526,266
	Ashton Woods USA, LLC / Ashton Woods Finance Company*
780,000	6.625%, 01/15/28	787,192
611,000	9.875%, 04/01/27	665,217
1,375,000	Boyd Gaming Corp.^ 6.000%, 08/15/26	1,393,810
1,610,000	Caesars Resort Collection, LLC / CRC Finco, Inc.*^ 5.250%, 10/15/25	1,453,951
512,000	Carnival Corp.*^ 10.500%, 02/01/26	530,831
	CCO Holdings, LLC / CCO Holdings Capital Corp.*^
3,350,000	5.125%, 05/01/27	3,564,232
1,300,000	5.750%, 02/15/26	1,363,960
540,000	5.000%, 02/01/28	573,777
515,000	4.250%, 02/01/31	540,704
810,000	Cedar Fair, LP^ 5.250%, 07/15/29	767,673

See accompanying Notes to Schedule of Investments

Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	Century Communities, Inc.
1,350,000	6.750%, 06/01/27	$1,446,066
800,000	5.875%, 07/15/25^	831,004
2,225,000	Dana Financing Luxembourg Sarl*^ 6.500%, 06/01/26	2,346,474
	DISH DBS Corp.^
828,000	7.750%, 07/01/26	931,024
255,000	7.375%, 07/01/28*	270,938
	ESH Hospitality, Inc.*^
735,000	5.250%, 05/01/25	751,482
540,000	4.625%, 10/01/27µ	520,760
	Expedia Group, Inc.*^
640,000	7.000%, 05/01/25	690,762
384,000	6.250%, 05/01/25	420,265
645,000	Ford Motor Companyµ 8.500%, 04/21/23	716,447
	Ford Motor Credit Company, LLC
1,400,000	4.063%, 11/01/24^	1,434,433
1,250,000	4.134%, 08/04/25µ^	1,282,244
1,225,000	3.664%, 09/08/24µ	1,236,086
500,000	4.389%, 01/08/26µ	514,020
400,000	5.125%, 06/16/25µ	426,218
1,125,000	G-III Apparel Group, Ltd.* 7.875%, 08/15/25	1,135,013
255,000	Gap, Inc.*^ 8.875%, 05/15/27	285,866
1,350,000	GLP Capital, LP / GLP Financing II, Inc.µ 5.250%, 06/01/25	1,463,366
2,160,000	goeasy, Ltd.*^ 5.375%, 12/01/24	2,242,339
1,960,000	Guitar Center, Inc.* 9.500%, 10/15/21	1,384,985
2,879,000	Hasbro, Inc.µ 6.600%, 07/15/28	3,397,119
270,000	Installed Building Products, Inc.* 5.750%, 02/01/28	287,001
	International Game Technology, PLC*^
1,350,000	6.250%, 01/15/27	1,439,127
325,000	5.250%, 01/15/29	332,249
	L Brands, Inc.
1,540,000	6.875%, 11/01/35	1,477,260
516,000	9.375%, 07/01/25*	575,817
259,000	6.875%, 07/01/25*^	279,216
257,000	6.694%, 01/15/27^	250,169
1,400,000	Lennar Corp.^ 5.250%, 06/01/26	1,569,946
	M/I Homes, Inc.
1,415,000	5.625%, 08/01/25^	1,469,251
780,000	4.950%, 02/01/28	805,623
1,353,000	Macy’s Retail Holdings, LLC^ 3.875%, 01/15/22	1,272,936
512,000	Macy’s, Inc.*^ 8.375%, 06/15/25	536,090
	Mattel, Inc.*^
1,350,000	5.875%, 12/15/27	1,453,531
1,230,000	6.750%, 12/31/25	1,315,221
1,255,000	Mclaren Finance, PLC* 5.750%, 08/01/22	1,030,481
1,300,000	Meredith Corp.* 6.500%, 07/01/25	1,329,289
2,185,000	Meritage Homes Corp. 7.000%, 04/01/22	2,364,760
	Newell Brands, Inc.
1,004,000	4.700%, 04/01/26	1,089,641

PRINCIPAL AMOUNT		VALUE
258,000	4.875%, 06/01/25^	$280,910
2,800,000	Penske Automotive Group, Inc.^ 5.375%, 12/01/24	2,874,830
1,784,000	Rite Aid Corp.* 8.000%, 11/15/26	1,841,802
	Royal Caribbean Cruises, Ltd.*
515,000	11.500%, 06/01/25^	568,042
257,000	10.875%, 06/01/23µ	271,348
1,350,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.* 4.875%, 11/01/27	1,231,943
810,000	Taylor Morrison Communities, Inc.* 5.750%, 01/15/28	910,383
1,350,000	Twin River Worldwide Holdings, Inc.* 6.750%, 06/01/27	1,314,677
429,015	US Airways Pass Through Trust Series 2012-2, Class B 6.750%, 12/03/22	344,851
262,000	Viking Cruises, Ltd.* 13.000%, 05/15/25	285,659
1,045,000	VOC Escrow, Ltd.* 5.000%, 02/15/28	853,034

		65,549,611

	Consumer Staples (1.5%)
795,000	Dean Foods Company*@ 6.500%, 03/15/23	17,466
513,000	Edgewell Personal Care Company*^ 5.500%, 06/01/28	556,090
900,000	Energizer Holdings, Inc.* 6.375%, 07/15/26	961,947
720,000	Fresh Market, Inc.* 9.750%, 05/01/23	590,893
	JBS USA LUX, SA / JBS USA Finance, Inc.*^
1,533,000	5.875%, 07/15/24	1,565,806
1,295,000	6.750%, 02/15/28	1,449,526
429,000	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.* 6.500%, 04/15/29	486,617
	Kraft Heinz Foods Company*
259,000	4.250%, 03/01/31	285,961
259,000	3.875%, 05/15/27	279,417
	New Albertson’s, Inc.
672,000	7.750%, 06/15/26	750,614
270,000	8.000%, 05/01/31	306,285
	Pilgrim’s Pride Corp.*^
1,525,000	5.875%, 09/30/27	1,617,735
520,000	5.750%, 03/15/25	535,748
	Post Holdings, Inc.*^
1,350,000	5.750%, 03/01/27	1,439,667
405,000	5.500%, 12/15/29	444,978
260,000	5.625%, 01/15/28	284,778
1,060,000	Simmons Foods, Inc.* 7.750%, 01/15/24	1,118,146
1,430,000	Vector Group, Ltd.*µ 6.125%, 02/01/25	1,421,677

		14,113,351

	Energy (3.7%)
515,000	Apache Corp.^ 5.100%, 09/01/40	501,522

See accompanying Notes to Schedule of Investments

Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
806,000	Bruin E&P Partners, LLC*@ 8.875%, 08/01/23	$1,709
	Buckeye Partners, LP
810,000	3.950%, 12/01/26	812,693
545,000	5.850%, 11/15/43^	502,286
545,000	Calfrac Holdings, LP* 8.500%, 06/15/26	58,964
2,320,000	California Resources Corp.*@ 8.000%, 12/15/22	53,580
810,000	ChampionX Corp. 6.375%, 05/01/26	760,412
1,365,000	Chaparral Energy, Inc.* 8.750%, 07/15/23	136,077
1,040,000	Cheniere Energy Partners, LP^ 5.625%, 10/01/26	1,100,726
669,000	Chesapeake Energy Corp.*@ 11.500%, 01/01/25	63,415
	Continental Resources, Inc.^
1,035,000	3.800%, 06/01/24	1,004,260
780,000	4.375%, 01/15/28	729,592
1,590,000	DCP Midstream Operating, LP*‡ 5.850%, 05/21/43 3 mo. USD LIBOR + 3.85%	1,224,944
	Denbury Resources, Inc.@
1,225,000	7.750%, 02/15/24*	521,121
505,000	9.250%, 03/31/22*	214,938
302,000	5.500%, 05/01/22	6,084
580,000	Diamond Offshore Drilling, Inc.@ 7.875%, 08/15/25	64,290
800,000	eG Global Finance, PLC* 6.750%, 02/07/25	837,840
	Energy Transfer Operating, LP
2,350,000	3.269%, 11/01/66‡ 3 mo. USD LIBOR + 3.02%	1,165,459
2,100,000	5.875%, 01/15/24µ	2,313,370
290,000	5.500%, 06/01/27µ	320,901
	EnLink Midstream Partners, LP
1,300,000	6.000%, 12/15/22‡ 3 mo. USD LIBOR + 4.11%	497,309
1,125,000	4.850%, 07/15/26	874,491
	EP Energy, LLC / Everest Acquisition Finance, Inc.*@
950,000	9.375%, 05/01/24	741
658,000	7.750%, 05/15/26	178,130
	EQT Corp.^
825,000	8.750%, 02/01/30	957,247
430,000	7.875%, 02/01/25	472,927
1,017,000	Genesis Energy, LP / Genesis Energy Finance Corp.^ 6.250%, 05/15/26	957,709
	Gulfport Energy Corp.
1,300,000	6.375%, 05/15/25	643,923
725,000	6.000%, 10/15/24	383,308
270,000	Hess Midstream Operations, LP*^ 5.125%, 06/15/28	275,056
361,000	HighPoint Operating Corp. 7.000%, 10/15/22	92,355
260,000	Holly Energy Partners, LP / Holly Energy Finance Corp.* 5.000%, 02/01/28	256,582
875,000	Laredo Petroleum, Inc.^ 10.125%, 01/15/28	620,449
1,750,000	Lonestar Resources America, Inc.* 11.250%, 01/01/23	261,511

PRINCIPAL AMOUNT		VALUE
1,375,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.*^ 6.000%, 08/01/26	$1,326,497
	Moss Creek Resources Holdings, Inc.*
540,000	10.500%, 05/15/27	334,854
495,000	7.500%, 01/15/26	282,841
550,000	Murphy Oil Corp. 5.875%, 12/01/27	506,578
485,000	Nine Energy Service, Inc.* 8.750%, 11/01/23	223,667
695,000	Oasis Petroleum, Inc.* 6.250%, 05/01/26	126,344
	Occidental Petroleum Corp.
2,830,000	4.300%, 08/15/39^	2,300,252
2,146,000	2.700%, 08/15/22	2,078,487
2,075,000	2.900%, 08/15/24^	1,956,932
830,000	Par Petroleum, LLC / Par Petroleum Finance Corp.* 7.750%, 12/15/25	712,792
810,000	Parkland Fuel Corp.*^ 5.875%, 07/15/27	862,338
450,000	Parsley Energy, LLC / Parsley Finance Corp.*^ 5.250%, 08/15/25	462,323
1,040,000	Plains All American Pipeline, LP‡ 6.125%, 11/15/22 3 mo. USD LIBOR + 4.11%	729,102
1,060,000	SESI, LLC 7.750%, 09/15/24	370,247
301,000	SM Energy Company*^ 10.000%, 01/15/25	297,614
	Transocean, Inc.*
745,000	7.500%, 01/15/26	365,162
525,000	8.000%, 02/01/27	257,022
1,300,000	Vine Oil & Gas, LP / Vine Oil & Gas Finance Corp.* 8.750%, 04/15/23	755,599
550,000	Viper Energy Partners, LP*^ 5.375%, 11/01/27	572,366
1,505,000	W&T Offshore, Inc.* 9.750%, 11/01/23	1,004,226
496,000	Weatherford International, Ltd.*^ 11.000%, 12/01/24	359,260
1,025,000	Whiting Petroleum Corp.@ 6.625%, 01/15/26	191,229
259,000	WPX Energy, Inc.^ 5.875%, 06/15/28	264,737

		35,206,390

	Financials (7.0%)
3,437,000	Acrisure, LLC / Acrisure Finance, Inc.* 7.000%, 11/15/25	3,473,552
520,000	AG Issuer, LLC* 6.250%, 03/01/28	527,137
2,250,000	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer*^ 6.750%, 10/15/27	2,390,276
1,724,000	Ally Financial, Inc. 8.000%, 11/01/31	2,387,231
2,125,000	Amwins Group, Inc.* 7.750%, 07/01/26	2,341,622
2,385,000	AssuredPartners, Inc.* 7.000%, 08/15/25	2,435,514

See accompanying Notes to Schedule of Investments

Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	Aviation Capital Group, LLC*µ
886,000	3.500%, 11/01/27	$795,876
529,000	3.875%, 05/01/23^	519,483
250,000	6.750%, 04/06/21	255,128
725,000	Bank of America Corp.^‡ 4.300%, 01/28/25 3 mo. USD LIBOR + 2.66%	686,789
2,520,000	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLC*^ 5.750%, 05/15/26	2,090,844
	Credit Acceptance Corp.
1,335,000	6.625%, 03/15/26^	1,406,556
1,045,000	5.125%, 12/31/24*	1,064,223
320,000	Cushman & Wakefield US Borrower, LLC*^ 6.750%, 05/15/28	343,075
1,350,000	Donnelley Financial Solutions, Inc.^ 8.250%, 10/15/24	1,369,670
883,000	Global Aircraft Leasing Company, Ltd.* 6.500%, 09/15/24 7.250% PIK rate	550,789
1,688,000	Greystar Real Estate Partners, LLC* 5.750%, 12/01/25	1,716,080
	HAT Holdings I, LLC / HAT Holdings II, LLC*µ
810,000	5.250%, 07/15/24^	845,231
262,000	6.000%, 04/15/25	282,220
4,580,000	HUB International, Ltd.*^ 7.000%, 05/01/26	4,801,077
1,285,000	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.^ 5.250%, 05/15/27	1,354,666
2,090,000	ILFC E-Capital Trust II*µ‡ 3.270%, 12/21/65 3 mo. USD LIBOR + 1.80%	1,081,335
2,390,000	Iron Mountain, Inc.*^ 5.250%, 03/15/28	2,513,730
	Jefferies Finance, LLC / JFIN Co- Issuer Corp.*
3,475,000	7.250%, 08/15/24	3,214,792
1,350,000	6.250%, 06/03/26	1,369,352
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.*
2,289,000	5.250%, 10/01/25	2,087,888
263,000	4.250%, 02/01/27^	222,494
1,125,000	Level 3 Financing, Inc.^ 5.375%, 05/01/25	1,162,136
2,365,000	LPL Holdings, Inc.* 5.750%, 09/15/25	2,470,302
2,250,000	MetLife, Inc.µ 6.400%, 12/15/66	2,780,325
	Navient Corp.^
2,343,000	5.000%, 03/15/27	2,246,328
1,105,000	6.750%, 06/25/25	1,157,604
690,000	6.500%, 06/15/22	719,798
1,160,000	NexBank Capital, Inc.*‡ 6.375%, 09/30/27 3 mo. USD LIBOR + 4.59%	1,152,547
	OneMain Finance Corp.
1,763,000	6.875%, 03/15/25^	1,973,881
1,350,000	7.125%, 03/15/26^	1,586,324

PRINCIPAL AMOUNT		VALUE
400,000	8.875%, 06/01/25^	$452,850
270,000	6.625%, 01/15/28	309,597
614,000	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer*^ 7.500%, 06/01/25	654,113
1,350,000	Radian Group, Inc.^
	4.875%, 03/15/27	1,316,480
1,375,000	Simmons First National Corp.‡ 5.000%, 04/01/28 3 mo. USD LIBOR + 2.15%	1,370,504
1,300,000	Starwood Property Trust, Inc.^ 4.750%, 03/15/25	1,255,963
516,000	StoneX Group, Inc.* 8.625%, 06/15/25	554,207
730,000	Towne Bank‡ 4.500%, 07/30/27 3 mo. USD LIBOR + 2.55%	739,490
470,000	Tronox Finance, PLC*^ 5.750%, 10/01/25	469,730
	VICI Properties, LP / VICI Note Company, Inc.*
1,041,000	3.750%, 02/15/27µ	1,050,192
572,000	4.625%, 12/01/29µ^	602,367
520,000	4.125%, 08/15/30^	526,848

		66,678,216

	Health Care (3.9%)
2,485,000	Acadia Healthcare Company, Inc.^ 5.625%, 02/15/23	2,526,711
2,935,000	Bausch Health Americas, Inc.*^ 8.500%, 01/31/27	3,285,615
1,080,000	Centene Corp.^ 4.250%, 12/15/27	1,153,202
	CHS/Community Health Systems, Inc.
4,321,000	8.125%, 06/30/24*^	2,765,267
1,180,000	8.000%, 03/15/26*	1,209,217
815,000	6.250%, 03/31/23^	825,367
1,294,000	DaVita, Inc.*^ 4.625%, 06/01/30	1,380,788
	Encompass Health Corp.^
525,000	4.750%, 02/01/30	556,138
525,000	4.500%, 02/01/28	555,432
	HCA, Inc.µ
3,265,000	5.375%, 02/01/25^	3,701,220
1,305,000	7.500%, 11/06/33	1,760,145
1,785,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC* 5.625%, 10/15/23	289,750
1,103,000	Team Health Holdings, Inc.*^ 6.375%, 02/01/25	649,562
	Tenet Healthcare Corp.
2,465,000	6.250%, 02/01/27*^	2,621,614
1,475,000	4.625%, 07/15/24	1,510,400
1,420,000	6.875%, 11/15/31	1,368,305
1,350,000	4.875%, 01/01/26*^	1,413,247
1,635,000	Teva Pharmaceutical Finance Company, BV^ 2.950%, 12/18/22	1,621,143
	Teva Pharmaceutical Finance Netherlands III, BV
3,560,000	2.800%, 07/21/23^	3,462,492
2,105,000	6.000%, 04/15/24	2,230,395

See accompanying Notes to Schedule of Investments

Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
2,535,000	West Street Merger Sub, Inc.*^ 6.375%, 09/01/25	$2,575,104

		37,461,114

	Industrials (6.2%)
1,290,000	Abercrombie & Fitch Management Company* 8.750%, 07/15/25	1,290,993
1,600,000	ACCO Brands Corp.*^ 5.250%, 12/15/24	1,645,392
	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC^
1,380,000	5.750%, 03/15/25	1,429,142
1,300,000	4.625%, 01/15/27*	1,383,785
783,000	4.875%, 02/15/30*	845,859
	Allison Transmission, Inc.*^
925,000	4.750%, 10/01/27	963,480
580,000	5.000%, 10/01/24	593,230
270,000	5.875%, 06/01/29	298,879
	American Airlines Group, Inc.*
1,070,000	5.000%, 06/01/22	598,767
775,000	3.750%, 03/01/25^	344,871
2,650,000	ARD Finance, SA* 6.500%, 06/30/27 7.250% PIK rate	2,713,428
	Avolon Holdings Funding, Ltd.*µ
540,000	5.250%, 05/15/24^	502,967
444,000	2.875%, 02/15/25	382,104
1,325,000	Beacon Roofing Supply, Inc.*^ 4.875%, 11/01/25	1,301,117
	Cascades, Inc. /Cascades USA, Inc.*
810,000	5.125%, 01/15/26	839,148
540,000	5.375%, 01/15/28^	562,648
	Colt Merger Sub, Inc.*
512,000	8.125%, 07/01/27^	523,520
512,000	6.250%, 07/01/25	536,893
	Covanta Holding Corp.
1,525,000	5.875%, 03/01/24^	1,566,320
310,000	5.875%, 07/01/25	324,373
1,325,000	Delphi Technologies, PLC*^ 5.000%, 10/01/25	1,465,669
	Delta Air Lines, Inc.
257,000	7.375%, 01/15/26^	255,187
257,000	3.800%, 04/19/23	240,115
500,000	EnerSys* 4.375%, 12/15/27	506,572
2,800,000	Fly Leasing, Ltd. 5.250%, 10/15/24	2,282,770
	Golden Nugget, Inc.*^
1,480,000	6.750%, 10/15/24	1,031,412
1,275,000	8.750%, 10/01/25	669,445
582,000	GPC Merger Sub, Inc.* 7.125%, 08/15/28	606,735
535,000	Granite US Holdings Corp.*^ 11.000%, 10/01/27	515,844
675,000	Graphic Packaging International, LLC*µ^ 4.750%, 07/15/27	734,123
1,320,000	Great Lakes Dredge & Dock Corp. 8.000%, 05/15/22	1,370,167
2,005,000	H&E Equipment Services, Inc.^ 5.625%, 09/01/25	2,087,877
1,350,000	Herc Holdings, Inc.*^ 5.500%, 07/15/27	1,433,133

PRINCIPAL AMOUNT		VALUE
	Howmet Aerospace, Inc.µ
1,550,000	5.125%, 10/01/24^	$1,667,095
446,000	6.875%, 05/01/25	505,927
1,319,000	Jeld-Wen, Inc.*^ 4.625%, 12/15/25	1,339,741
567,000	KeHE Distributors, LLC / KeHE Finance Corp.* 8.625%, 10/15/26	613,103
515,000	MasTec, Inc.* 4.500%, 08/15/28	538,644
2,053,000	Meritor, Inc.^ 6.250%, 02/15/24	2,105,906
650,000	Moog, Inc.*^ 4.250%, 12/15/27	664,053
1,300,000	Nationstar Mortgage Holdings, Inc.*^ 6.000%, 01/15/27	1,343,361
	Navistar International Corp.*
920,000	6.625%, 11/01/25	944,219
515,000	9.500%, 05/01/25	588,771
1,040,000	Novelis Corp.*^ 4.750%, 01/30/30	1,087,809
1,760,000	Park-Ohio Industries, Inc.^ 6.625%, 04/15/27	1,549,680
535,000	Patrick Industries, Inc.*^ 7.500%, 10/15/27	571,364
256,000	Picasso Finance Sub, Inc.*^ 6.125%, 06/15/25	273,513
805,000	Scientific Games International, Inc.* 5.000%, 10/15/25	800,045
	Standard Industries, Inc.*^
520,000	5.000%, 02/15/27	557,058
256,000	4.375%, 07/15/30	276,869
	Station Casinos, LLC*^
1,575,000	4.500%, 02/15/28	1,411,838
1,342,000	5.000%, 10/01/25	1,273,269
850,000	Tennant Company 5.625%, 05/01/25	883,277
1,400,000	TransDigm UK Holdings, PLC^ 6.875%, 05/15/26	1,416,842
	TransDigm, Inc.^
1,360,000	6.250%, 03/15/26*	1,436,602
815,000	7.500%, 03/15/27	832,657
	United Rentals North America, Inc.
540,000	6.500%, 12/15/26^	600,043
465,000	5.875%, 09/15/26	497,378
258,000	3.875%, 02/15/31	258,000
655,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	671,463
	WESCO Distribution, Inc.*
520,000	7.125%, 06/15/25^	571,943
260,000	7.250%, 06/15/28	284,505
258,000	WR Grace & Co-Conn*µ 4.875%, 06/15/27	275,080
1,350,000	XPO Logistics, Inc.*µ^ 6.750%, 08/15/24	1,452,917

		59,138,937

	Information Technology (1.0%)
540,000	CDK Global, Inc.*^ 5.250%, 05/15/29	591,621
1,225,000	CommScope Technologies, LLC*^ 6.000%, 06/15/25	1,253,732

See accompanying Notes to Schedule of Investments

Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	Dell International, LLC / EMC Corp.*
1,265,000	6.020%, 06/15/26µ	$1,483,251
825,000	6.100%, 07/15/27µ	975,855
500,000	5.850%, 07/15/25^	584,765
520,000	Fair Isaac Corp.*µ 4.000%, 06/15/28	544,463
810,000	MTS Systems Corp.* 5.750%, 08/15/27	788,713
780,000	Open Text Corp.*^ 3.875%, 02/15/28	815,592
715,000	PTC, Inc.*^ 4.000%, 02/15/28	751,637
1,615,000	Vericast Corp.*^ 8.375%, 08/15/22	1,308,368

		9,097,997

	Materials (1.7%)
1,730,000	Alcoa Nederland Holding, BV*^ 7.000%, 09/30/26	1,876,349
500,000	Allegheny Technologies, Inc.^ 5.875%, 12/01/27	476,090
805,000	ArcelorMittal, SA 7.250%, 10/15/39	1,071,149
445,000	Ardagh Packaging Finance, PLC / Ardagh Holdings USA, Inc.* 6.000%, 02/15/25	465,617
700,000	First Quantum Minerals, Ltd.* 7.250%, 04/01/23	704,217
	Freeport-McMoRan, Inc.
700,000	5.000%, 09/01/27µ^	747,103
520,000	5.450%, 03/15/43µ	579,202
460,000	5.400%, 11/14/34^	517,500
1,000,000	INEOS Group Holdings, SA*^ 5.625%, 08/01/24	1,007,325
800,000	JW Aluminum Continuous Cast Company*^ 10.250%, 06/01/26	845,692
	Kaiser Aluminum Corp.*
815,000	4.625%, 03/01/28^	811,548
483,000	6.500%, 05/01/25	514,376
270,000	Mineral Resources, Ltd.* 8.125%, 05/01/27	298,733
	New Gold, Inc.*
968,000	6.375%, 05/15/25	1,006,643
250,000	7.500%, 07/15/27^	271,918
270,000	Norbord, Inc.*^ 5.750%, 07/15/27	287,842
517,000	Owens-Brockway Glass Container, Inc.*^ 6.625%, 05/13/27	564,779
	PBF Holding Company, LLC / PBF Finance Corp.^
2,215,000	7.250%, 06/15/25	2,001,252
260,000	9.250%, 05/15/25*	291,195
1,194,000	Silgan Holdings, Inc.^ 4.125%, 02/01/28	1,226,990
807,000	Univar Solutions USA, Inc.*^ 5.125%, 12/01/27	853,608

		16,419,128

	Real Estate (0.4%)
1,325,000	CBL & Associates, LP 5.250%, 12/01/23	317,954
	Forestar Group, Inc.*
1,350,000	8.000%, 04/15/24	1,456,393

PRINCIPAL AMOUNT		VALUE
750,000	5.000%, 03/01/28	$748,939
	Service Properties Trust
1,350,000	4.350%, 10/01/24	1,211,956
485,000	5.250%, 02/15/26	437,118

		4,172,360

	Utilities (0.5%)
780,000	Calpine Corp.* 4.500%, 02/15/28	815,404
520,000	NRG Energy, Inc. 6.625%, 01/15/27	558,995
1,834,000	PPL Capital Funding, Inc.µ‡ 2.973%, 03/30/67 3 mo. USD LIBOR + 2.67%	1,388,980
	Talen Energy Supply, LLC*
540,000	10.500%, 01/15/26	419,326
270,000	7.250%, 05/15/27	281,019
1,300,000	TerraForm Power Operating, LLC* 5.000%, 01/31/28	1,430,773

		4,894,497

	TOTAL CORPORATE BONDS (Cost $393,294,634)	374,598,283

CONVERTIBLE BONDS (78.8%)

	Communication Services (8.5%)
3,000,000	Bandwidth, Inc.*µ 0.250%, 03/01/26	5,068,965
7,500,000	GCI Liberty, Inc.* 1.750%, 09/30/46	11,837,738
	Liberty Media Corp.
9,499,000	1.375%, 10/15/23	10,342,226
5,900,000	2.250%, 09/30/46	2,817,870
4,750,000	Liberty Media Corp. / Liberty Formula One 1.000%, 01/30/23	5,513,491
8,150,000	Match Group FinanceCo 3, Inc.*~ 2.000%, 01/15/30	11,980,174
7,750,000	Sea, Ltd.* 2.375%, 12/01/25	11,999,867
	Snap, Inc.*
6,000,000	0.750%, 08/01/26~	7,546,950
2,182,000	0.250%, 05/01/25	2,770,365
8,100,000	Zynga, Inc.µ 0.250%, 06/01/24	10,847,358

		80,725,004

	Consumer Discretionary (18.2%)
10,000,000	Booking Holdings, Inc.*^ 0.750%, 05/01/25	12,640,950
7,000,000	Burlington Stores, Inc.* 2.250%, 04/15/25	7,898,485
6,750,000	Carnival Corp.* 5.750%, 04/01/23	9,808,054
2,594,000	Chegg, Inc. 0.125%, 03/15/25	4,344,094
7,000,000	Dick’s Sporting Goods, Inc.* 3.250%, 04/15/25	10,559,430
2,758,000	DISH Network Corp.^ 2.375%, 03/15/24	2,537,236
9,750,000	Etsy, Inc.*^ 0.125%, 10/01/26	14,817,465
1,548,000	Guess, Inc. 2.000%, 04/15/24	1,083,429

See accompanying Notes to Schedule of Investments

Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	Liberty Interactive, LLC
1,285,000	4.000%, 11/15/29	$915,588
675,000	3.750%, 02/15/30~	480,094
	NCL Corp., Ltd.*
4,642,000	5.375%, 08/01/25	4,324,441
3,500,000	6.000%, 05/15/24^	4,114,390
7,250,000	RH* 0.000%, 09/15/24	10,677,401
16,750,000	Royal Caribbean Cruises, Ltd.* 4.250%, 06/15/23	16,042,061
10,800,000	Tesla, Inc. 2.000%, 05/15/24	50,663,286
4,000,000	Under Armour, Inc.* 1.500%, 06/01/24	4,812,360
6,750,000	Wayfair, Inc.* 1.000%, 08/15/26	12,766,984
4,000,000	Winnebago Industries, Inc.* 1.500%, 04/01/25	4,707,300

		173,193,048

	Energy (2.3%)
452,000	Denbury Resources, Inc.*@ 6.375%, 12/31/24	61,865
2,932,000	Helix Energy Solutions Group, Inc. 4.125%, 09/15/23	2,617,646
4,000,000	Integra LifeSciences Holdings Corp.* 0.500%, 08/15/25	3,737,140
5,750,000	Nabors Industries, Inc. 0.750%, 01/15/24	1,754,469
5,741,000	Oil States International, Inc. 1.500%, 02/15/23	3,005,758
7,750,000	Pioneer Natural Resources Company*^~ 0.250%, 05/15/25	9,201,149
	SunEdison, Inc.@
10,545,000	0.250%, 01/15/20	271,217
1,027,000	2.000%, 10/01/18	26,414
3,250,000	Transocean, Inc. 0.500%, 01/30/23	1,281,589

		21,957,247

	Financials (0.1%)
1,350,000	Prospect Capital Corp. 4.950%, 07/15/22	1,366,436

	Health Care (14.9%)
18,000,000	BioMarin Pharmaceutical, Inc.*µ 1.250%, 05/15/27	21,002,490
3,000,000	CONMED Corp.^ 2.625%, 02/01/24	3,418,830
15,500,000	DexCom, Inc.* 0.250%, 11/15/25	16,778,905
2,599,000	Envista Holdings Corp.*^ 2.375%, 06/01/25	3,275,741
7,500,000	Exact Sciences Corp.^ 0.375%, 03/15/27	8,252,513
2,950,000	Flexion Therapeutics, Inc. 3.375%, 05/01/24	2,555,305
5,500,000	Illumina, Inc.^~ 0.500%, 06/15/21	8,448,660
15,000,000	Insulet Corp.*^~ 0.375%, 09/01/26	17,290,500
3,250,000	Invitae Corp.* 2.000%, 09/01/24	3,976,684

PRINCIPAL AMOUNT		VALUE
4,250,000	Jazz Investments I, Ltd.* 2.000%, 06/15/26	$4,383,323
4,080,000	NanoString Technologies, Inc.* 2.625%, 03/01/25	4,284,510
2,315,000	Neurocrine Biosciences, Inc. 2.250%, 05/15/24	3,838,860
4,250,000	NuVasive, Inc.* 0.375%, 03/15/25	3,941,981
8,750,000	Pacira BioSciences, Inc.* 0.750%, 08/01/25	8,908,375
7,085,000	Repligen Corp.~ 0.375%, 07/15/24	10,276,013
1,840,000	Sarepta Therapeutics, Inc. 1.500%, 11/15/24	4,088,360
3,750,000	Tandem Diabetes Care, Inc.* 1.500%, 05/01/25	4,631,944
7,500,000	Teladoc Health, Inc.* 1.250%, 06/01/27	9,651,750
3,501,000	Tricida, Inc.* 3.500%, 05/15/27	2,711,069

		141,715,813

	Industrials (5.9%)
8,000,000	Air Canada* 4.000%, 07/01/25	8,368,160
4,250,000	Air Transport Services Group, Inc.µ 1.125%, 10/15/24	4,291,565
11,000,000	American Airlines Group, Inc. 6.500%, 07/01/25	9,119,495
4,150,000	Atlas Air Worldwide Holdings, Inc.µ 1.875%, 06/01/24	4,505,302
3,250,000	Chart Industries, Inc.* 1.000%, 11/15/24	4,350,223
7,750,000	Lyft, Inc.* 1.500%, 05/15/25	8,295,639
14,745,000	Southwest Airlines Company~ 1.250%, 05/01/25	17,216,778

		56,147,162

	Information Technology (28.3%)
555,000	Advanced Micro Devices, Inc.µ 2.125%, 09/01/26	5,364,247
8,500,000	Akamai Technologies, Inc.*µ 0.375%, 09/01/27	9,804,962
	Alteryx, Inc.*^
4,445,000	0.500%, 08/01/24µ	5,347,780
4,000,000	1.000%, 08/01/26~	4,915,380
3,750,000	Cloudflare, Inc.* 0.750%, 05/15/25	5,084,175
13,000,000	Coupa Software, Inc.*~ 0.375%, 06/15/26	16,319,940
8,000,000	Datadog, Inc.*^ 0.125%, 06/15/25	10,113,600
3,250,000	Envestnet, Inc. 1.750%, 06/01/23	4,332,071
2,750,000	Everbridge, Inc.* 0.125%, 12/15/24	3,926,436
4,000,000	Five9, Inc.* 0.500%, 06/01/25	4,628,900
5,000,000	II-VI, Inc.~ 0.250%, 09/01/22	6,372,250
14,500,000	Inphi Corp.*^ 0.750%, 04/15/25	18,890,455

See accompanying Notes to Schedule of Investments

Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
7,750,000	Lumentum Holdings, Inc.* 0.500%, 12/15/26	$9,089,588
16,500,000	Microchip Technology, Inc.~ 1.625%, 02/15/27	24,175,387
7,500,000	MongoDB, Inc.* 0.250%, 01/15/26	9,786,787
	Okta, Inc.*
8,000,000	0.125%, 09/01/25	10,903,560
4,250,000	0.375%, 06/15/26^	4,988,331
9,500,000	Palo Alto Networks, Inc. 0.750%, 07/01/23	11,033,775
7,250,000	Proofpoint, Inc.* 0.250%, 08/15/24	7,444,010
2,250,000	Q2 Holdings, Inc.^ 0.750%, 06/01/26	2,804,355
4,250,000	RingCentral, Inc.*^ 0.000%, 03/01/25	4,669,475
4,000,000	Silicon Laboratories, Inc.* 0.625%, 06/15/25	4,382,860
6,500,000	Slack Technologies, Inc.* 0.500%, 04/15/25	7,915,603
19,750,000	Splunk, Inc.* 1.125%, 06/15/27	22,395,611
11,750,000	Square, Inc.* 0.125%, 03/01/25	15,659,225
3,250,000	Viavi Solutions, Inc. 1.750%, 06/01/23	3,866,103
1,500,000	Wix.com, Ltd.^ 0.000%, 07/01/23	3,148,350
10,500,000	Workday, Inc. 0.250%, 10/01/22	14,187,442
8,500,000	Zendesk, Inc.* 0.625%, 06/15/25	9,612,268
7,952,000	Zscaler, Inc.* 0.125%, 07/01/25	9,052,080

		270,215,006

	Real Estate (0.6%)
4,000,000	IH Merger Sub, LLC 3.500%, 01/15/22	5,489,640

	TOTAL CONVERTIBLE BONDS (Cost $654,033,815)	750,809,356

BANK LOANS (4.6%) ¡

	Communication Services (1.0%)
1,290,250	Clear Channel Outdoor Holdings, Inc.‡ 3.761%, 08/21/26 3 mo. LIBOR + 3.50%”	1,153,297
818,813	CommScope, Inc.‡ 3.411%, 04/06/26 1 mo. LIBOR + 3.25%	804,311
545,882	CSC Holdings, LLC‡ 2.675%, 04/15/27 1 mo. LIBOR + 2.50%	530,245
1,349,592	Frontier Communications Corp.‡ 3.918%, 06/15/24 1 mo. LIBOR + 3.75%	1,332,722
1,044,750	iHeartCommunications, Inc.‡ 3.161%, 05/01/26 1 mo. LIBOR + 3.00%	980,906
2,444,090	Intelsat Jackson Holdings, SA 8.625%, 01/02/24	2,472,453

PRINCIPAL AMOUNT		VALUE
1,150,000	Intelsat Jackson Holdings, SA‡ 8.750%, 01/02/24 3 mo. LIBOR + 5.50%	$1,161,661
785,000	Parexel International Corp.‡ 2.911%, 09/27/24 1 mo. LIBOR + 2.75%	756,681
303,320	Townsquare Media, Inc.‡ 4.000%, 04/01/22 3 mo. LIBOR + 3.00%”	289,796

		9,482,072

	Consumer Discretionary (0.8%)
1,028,835	Michaels Stores, Inc.‡ 3.534%, 01/30/23 6 mo. LIBOR + 2.50%	984,466
2,946,314	PetSmart, Inc.‡ 5.000%, 03/11/22 3 mo. LIBOR + 4.00%	2,938,963
1,490,414	Staples, Inc.‡ 5.687%, 04/16/26 3 mo. LIBOR + 5.00%	1,290,765
2,268,182	Weight Watchers International, Inc.‡ 5.500%, 11/29/24 1 mo. LIBOR + 4.75%	2,258,542

		7,472,736

	Energy (0.2%)
800,000	Epic Crude Services, LP‡ 5.370%, 03/02/26 3 mo. LIBOR + 5.00%	634,668
221,026	McDermott Technology Americas, Inc.‡ 4.167%, 06/30/25 1 mo. LIBOR + 4.00%	178,662
17,931	McDermott Technology Americas, Inc.‡ 3.167%, 06/30/24 1 mo. LIBOR + 3.00%	16,138
1,178,158	Par Pacific Holdings, Inc.‡ 7.020%, 01/12/26 3 mo. LIBOR + 6.75%	1,042,670

		1,872,138

	Financials (0.2%)
1,381,538	Connect Finco Sarl‡ 5.500%, 12/11/26 1 mo. LIBOR + 4.50%”	1,349,880
691,188	GLP Financing, LLC‡ 1.664%, 04/28/21 1 mo. LIBOR + 1.50%	689,460
286,729	Level 3 Financing, Inc.‡ 1.911%, 03/01/27 1 mo. LIBOR + 1.75%	278,426

		2,317,766

	Health Care (1.1%)
2,571,893	Amneal Pharmaceuticals, LLC‡ 3.688%, 05/04/25 1 mo. LIBOR + 3.50%	2,428,832
1,865,385	Endo International, PLC‡ 5.000%, 04/29/24 3 mo. LIBOR + 4.25%	1,792,150

See accompanying Notes to Schedule of Investments

Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
1,736,639	Gentiva Health Services, Inc.‡ 3.438%, 07/02/25 1 mo. LIBOR + 3.25%	$1,716,016
1,122,981	Mallinckrodt International Finance, SA‡ 3.500%, 09/24/24 6 mo. LIBOR + 2.75%	944,292
1,680,694	Ortho Clinical Diagnostics, SA‡ 3.416%, 06/30/25 1 mo. LIBOR + 3.25%	1,638,676
2,407,023	Team Health Holdings, Inc.‡ 3.750%, 02/06/24 1 mo. LIBOR + 2.75%	1,921,105

		10,441,071

	Industrials (0.8%)
1,881,000	Berry Global, Inc.‡ 2.188%, 07/01/26 1 mo. LIBOR + 2.00%	1,828,981
521,625	BW Gas & Convenience Holdings, LLC‡ 6.430%, 11/18/24 1 mo. LIBOR + 6.25%	511,557
283,800	BW Gas & Convenience Holdings, LLC! 0.000%, 11/18/24	283,800
1,067,325	Dun & Bradstreet Corp.‡ 3.922%, 02/06/26 1 mo. LIBOR + 3.75%	1,064,102
808,888	Granite US Holdings Corp.‡ 6.322%, 09/30/26 3 mo. LIBOR + 5.25%	713,843
1,357,595	Navistar International Corp.‡ 3.690%, 11/06/24 1 mo. LIBOR + 3.50%	1,319,691
657,993	RegionalCare Hospital Partners Holdings, Inc.‡ 3.911%, 11/17/25 1 mo. LIBOR + 3.75%	645,067
1,716,221	Scientific Games International, Inc.‡ 3.473%, 08/14/24 6 mo. LIBOR + 2.75%	1,568,197
271,552	TransDigm, Inc.‡ 2.411%, 12/09/25 1 mo. LIBOR + 2.25%”	254,944

		8,190,182

	Information Technology (0.4%)
1,231,250	BMC Software Finance, Inc.‡ 4.411%, 10/02/25 1 mo. LIBOR + 4.25%	1,191,709
1,293,500	Camelot U.S. Acquisition 1 Company‡ 3.161%, 10/30/26 1 mo. LIBOR + 3.00%	1,270,055
1,184,418	VFH Parent, LLC‡ 3.178%, 03/01/26 1 mo. LIBOR + 3.00%	1,176,275

		3,638,039

	Materials (0.1%)
773,063	Innophos, Inc.‡ 3.911%, 02/04/27 1 mo. LIBOR + 3.75%”	766,298

NUMBER OF SHARES		VALUE
	TOTAL BANK LOANS (Cost $46,398,817)	$44,180,302

CONVERTIBLE PREFERRED STOCKS (15.2%)

	Communication Services (0.9%)
8,500	2020 Cash Mandatory Exchangeable Trust* 5.250%, 06/01/23	8,856,915

	Consumer Discretionary (0.9%)
86,550	Aptiv, PLC 5.500%, 06/15/23	8,846,276

	Consumer Staples (0.4%)
39,120	Energizer Holdings, Inc. 7.500%, 01/15/22	3,931,560

	Energy (0.3%)
	NuStar Energy, LP‡
67,620	7.625%, 06/15/22 3 mo. USD LIBOR + 5.64%	1,182,674
40,095	8.500%, 12/15/21 3 mo. USD LIBOR + 6.77%	771,027
47,000	NuStar Logistics, LP‡ 7.009%, 01/15/43 3 mo. USD LIBOR + 6.73%	946,580

		2,900,281

	Financials (1.9%)
35,400	Assurant, Inc.µ 6.500%, 03/15/21	3,826,386
5,000	Bank of America Corp.‡‡ 7.250%	7,495,050
4,800	Wells Fargo & Company‡‡ 7.500%	6,487,200

		17,808,636

	Health Care (1.9%)
78,100	Boston Scientific Corp.µ 5.500%, 06/01/23	8,769,849
6,505	Danaher Corp. 4.750%, 04/15/22	9,231,376

		18,001,225

	Industrials (1.9%)
11,880	Fortive Corp. 5.000%, 07/01/21	10,504,534
80,725	Stanley Black & Decker, Inc. 5.250%, 11/15/22	7,706,008

		18,210,542

	Information Technology (2.0%)
16,850	Broadcom, Inc. 8.000%, 09/30/22	19,224,333

	Utilities (5.0%)
148,920	American Electric Power Company, Inc.^ 6.125%, 03/15/22	7,684,272
104,300	CenterPoint Energy, Inc. (Warner Media, LLC, Charter Communications Time, Inc.)§** 4.566%, 09/15/29	6,041,212

See accompanying Notes to Schedule of Investments

Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

NUMBER OF SHARES		VALUE
91,890	Dominion Energy, Inc. 7.250%, 06/01/22	$9,555,641
74,895	DTE Energy Company 6.250%, 11/01/22	3,377,016
	NextEra Energy, Inc.
151,240	4.872%, 09/01/22	8,349,960
85,265	5.279%, 03/01/23	4,130,237
	Sempra Energy
42,200	6.750%, 07/15/21	4,369,388
38,750	6.000%, 01/15/21	3,957,925

		47,465,651

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $143,856,697)	145,245,419

COMMON STOCKS (1.8%)

	Communication Services (0.0%)
7,495	Cumulus Media, Inc. - Class A#	29,456

	Energy (0.5%)
2,010	Chevron Corp.	168,719
64,000	Energy Transfer, LP	419,200
69,790	Enterprise Products Partners, LP	1,228,304
14,650	GasLog, Ltd.^	42,778
19,280	Magellan Midstream Partners, LP~	780,647
121,310	Mcdermott International, Ltd.#	430,652
7,475	Schlumberger, Ltd.	135,596
378,369	Southwestern Energy Company#	919,437
28,085	Targa Resources Corp.	513,394
39,465	Tidewater, Inc.^#	245,472
53,601	Transocean, Ltd.^#	109,346
16,409	Weatherford International, PLC^#	28,388
9,185	Williams Companies, Inc.^	175,709

		5,197,642

	Financials (0.1%)
17,300	American International Group, Inc.	556,022

	Health Care (1.2%)
165,000	Gilead Sciences, Inc.~	11,472,450

	TOTAL COMMON STOCKS (Cost $36,801,745)	17,255,570

WARRANTS (0.0%) #
52,448	Mcdermott International, Ltd. 05/01/24, Strike $15.98	5
47,203	Mcdermott International, Ltd. 05/01/24, Strike $12.33	5

	TOTAL WARRANTS (Cost $20,126)	10

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.2%) #
	Consumer Discretionary (0.0%)
180	Tesla, Inc.
25,753,680	Put, 08/21/20, Strike $950.00	$98,550

	Financials (0.1%)
3,660	Bank of America Corp.
9,106,080	Call, 01/15/21, Strike $28.00	477,630
3,000	Wells Fargo & Company
7,278,000	Call, 01/15/21, Strike $55.00	19,500

		497,130

	Information Technology (0.1%)
155	Lam Research Corp.
5,845,980	Call, 01/15/21, Strike $300.00	1,443,825

	TOTAL PURCHASED OPTIONS (Cost $4,484,040)	2,039,505

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENT (2.2%)
20,751,595	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.040%*** (Cost $20,751,595)	20,751,595

TOTAL INVESTMENTS (142.1%)
(Cost $1,299,641,469)		1,354,880,040

MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-11.5%)		(110,000,000)

LIABILITIES, LESS OTHER ASSETS (-30.6%)		(291,358,053)

NET ASSETS (100.0%)		$953,521,987

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

WRITTEN OPTION (-0.4%) #
	Consumer Discretionary (-0.4%)
180	Tesla, Inc.
25,753,680	Call, 08/21/20, Strike $1,250.00 (Premium $726,001)	(3,850,650)

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

See accompanying Notes to Schedule of Investments

Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $114,094,918.
^	Security, or portion of security, is on loan.
@	In default status and considered non-income producing.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2020.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $27,401,826.
#	Non-income producing security.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!

This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

‡‡	Perpetual maturity.
**	Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at July 31, 2020.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
***	The rate disclosed is the 7 day net yield as of July 31, 2020.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Convertible and High Income Fund (the “Fund”) was organized as a Delaware statutory trust on March 12, 2003 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on May 28, 2003.

The Fund’s investment strategy is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest at least 80% of its managed assets in a diversified portfolio of convertibles and below investment grade (high yield) non-convertible debt securities and under normal circumstances, the Fund will invest at least 20% of its managed assets in convertible securities and at least 20% of its managed assets in below investment grade (high yield/high risk) non-convertible debt securities. The Fund invests in securities with a broad range of maturities. The average term to maturity of the Fund’s securities typically will range from five to ten years. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Significant Accounting Policies. The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

In March 2017, FASB issued ASU No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The ASU shortens the amortization period for certain callable debt securities held at a premium. The Fund adopted this ASU as of November 1, 2019, with no material impact on the Fund’s Schedule of Investments.

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at July 31, 2020 was as follows*:

Cost basis of investments	$1,298,915,468
Gross unrealized appreciation	157,297,740
Gross unrealized depreciation	(105,183,818)
Net unrealized appreciation (depreciation)	$52,113,922

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Mandatory Redeemable Preferred Shares

On September 6, 2017, the Fund issued 4,400,000 mandatory redeemable preferred shares (“MRPS”) with an aggregate liquidation preference of $110.0 million. Offering costs incurred by the Fund in connection with the MRPS issuance are aggregated with the outstanding liability and are being amortized to Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares over the respective life of each series of MRPS and shown in the Statement of Operations. .

The MRPS are divided into three series with different mandatory redemption dates and dividend rates. The table below summarizes the key terms of each series of the MRPS at July 31, 2020.

Series	Term Redemption Date	Dividend Rate	Shares (000’s)	Liquidation Preference Per Share	Aggregate Liquidation Preference
Series A	9/06/22	3.70%	1,460	$25	$36,500,000
Series B	9/06/24	4.00%	1,460	$25	$36,500,000
Series C	9/06/27	4.24%	1,480	$25	$37,000,000
				Total	$110,000,000

The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the MRPS, is recorded as a liability in the Statement of Assets and Liabilities net of deferred offering costs. The MRPS are categorized as Level 2 within the fair value hierarchy.

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated “AA” by Fitch Ratings, Inc. (“Fitch”). If on the first day of a monthly dividend period the MRPS of any class are rated lower than “A” by Fitch (or lower than the equivalent of such rating by any other rating agency providing a rating pursuant to the request of the Fund), the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS’ dividend rate is also subject to increase during periods when the Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms and conditions. Dividends accrued and paid to the shareholders of MRPS are included in “Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares” within the Statement of Operations.

The MRPS rank junior to the Fund’s borrowings under the SSB Agreement and senior to the Fund’s outstanding common stock. The Fund may, at its option, subject to various terms and conditions, redeem the MRPS, in whole or in part, at the liquidation preference amount plus all accumulated but unpaid dividends, plus a make whole premium equal to the discounted value of the remaining scheduled payments. Each class of MRPS is subject to mandatory redemption on the term redemption date specified in the table above. Periodically, the Fund is subject to an overcollateralization test based on applicable rating agency criteria (the “OC Test”) and an asset coverage test with respect to its outstanding senior securities (the “AC Test”). The Fund may be required to redeem MRPS before their term redemption date if it does not comply with one or both tests. So long as any MRPS are outstanding, the Fund may not declare, pay or set aside for payment cash dividends or other distributions on shares of its common stock unless (1) the Fund has satisfied the OC Test on at least one testing date in the preceding 65 days, (2) immediately after such transaction, the Fund would comply with the AC Test, (3) full cumulative dividends on the MRPS due on or prior to the date of such transaction have been declared and paid and (4) the Fund has redeemed all MRPS required to have been redeemed on such date or has deposited funds sufficient for such redemption, subject to certain grace periods and exceptions.

Except as otherwise required pursuant to the Fund’s governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of the Fund, voting separately as a class. Except during any time when the Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the board of trustees on any matter submitted to them for their vote or to the vote of shareholders of the Fund generally.